Debt and Credit Arrangements (Tables)	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following at November 3, 2018, February 3, 2018 and October 28, 2017 (in thousands):

	November 3, 2018	February 3, 2018	October 28, 2017
ABL Facility	$424,000	$217,000	$262,000
First Lien Term Loan	1,533,890	1,910,563	1,915,375
Second Lien Term Loan	—	625,000	625,000
Unamortized debt discount and debt issuance cost	(19,107)	(40,153)	(41,745)
Less: current portion	(389,377)	(219,750)	(231,250)

Long-term debt	$1,549,406	$2,492,660	$2,529,380

Debt consisted of the following at January 28, 2017 and February 3, 2018 (in thousands):

	January 28, 2017	February 3, 2018
ABL Facility	$55,000	$217,000
First Lien Term Loan	1,425,273	1,910,563
Second Lien Term Loan	577,183	625,000
Unamortized debt discount and debt issuance costs	(37,338)	(40,153)
Less: current portion	(20,000)	(219,750)

Long-term debt	$2,000,118	$2,492,660

Schedule of Future Minimum Principal Payments on Debt

Scheduled future minimum principal payments on debt as of February 3, 2018 are as follows:

Fiscal Year:	Dollars in thousands
2018	$219,750
2019	19,250
2020	19,250
2021	19,250
2022	69,250
Thereafter	2,405,813

Total	$2,752,563